Schedule of Statement of Operation Derivative Instruments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value Disclosures [Abstract]
Change in fair value of make whole derivative liability			$ 10,882,241
Derivative, Gain (Loss) on Derivative, Net	$ 274,864		$ (10,882,241)